Goodwill - Key assumptions used in the determination of recoverable value (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Period of projections	5 years
Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Weighted Average Cost of Capital	10.50%	9.00%
Long-Term Growth Rate	1.50%	2.40%
Normalized Tax Rate	27.10%	40.00%
Normalized Cash Free Net Working Capital	21.00%	15.00%
Electrometallurgy Canada Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Weighted Average Cost of Capital	10.50%	9.50%
Long-Term Growth Rate	1.50%	3.00%
Normalized Tax Rate	26.50%	26.50%
Normalized Cash Free Net Working Capital	21.00%	15.00%